As filed with the Securities and Exchange Commission on May 21, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: November 3, 2014 – March 31, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

GURTIN
FIXED INCOME

SEMI-ANNUAL REPORT

GURTIN NATIONAL MUNICIPAL VALUE FUND
GURTIN CALIFORNIA MUNICIPAL VALUE FUND

March 31, 2015
(Unaudited)

TABLE OF CONTENTS

Gurtin National Municipal Value Fund
A Message to Our Shareholders	3
Performance Chart and Analysis	5
Schedule of Investments	7
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	14

Gurtin California Municipal Value Fund
A Message to Our Shareholders	15
Performance Chart and Analysis	17
Schedule of Investments	19
Statement of Assets and Liabilities	23
Statement of Operations	24
Statement of Changes in Net Assets	25
Financial Highlights	26

Notes to Financial Statements	27
Additional Information	31

GURTIN NATIONAL MUNICIPAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
MARCH 31, 2015

Dear Shareholders:

The Gurtin Value Funds continue to maintain a high credit quality discipline and focus on maximizing long-term income while preserving capital. We believe our ability to help maximize risk adjusted long-term income lies in our ability to be nimble, contrarian investors staying true to our aforementioned discipline while taking advantage of opportunities created by the following inefficiencies in the municipal market:

1.	The tax-free nature of municipal bonds which has resulted in a predominantly retail buyer base.

The retail buyer is generally less sophisticated about credit quality as well as the difference between total return and sustainable income. For this reason, individuals tend to chase return and buy when prices are high and rising (positive rear view mirror total returns), and sell when prices are low and declining (negative rear view mirror total returns).

2.
The lack of liquidity in the municipal market since the onset of the credit crisis which has resulted in municipal yields being driven higher and spreads wider as Treasury yields rise, and yields lower and spreads tighter as Treasury yields fall.

While the mutual fund complex has nearly doubled in size since the onset of the credit crisis, banks have had to significantly reduce their ongoing inventory of municipal bond holdings due to increased capital requirements instituted by Dodd Frank legislation. This has resulted in a nearly 50% reduction in daily municipal secondary trading since 2008.

3.	The lack of fundamental research in the high grade municipal market and the reliance on ratings agencies as the ultimate arbiters of credit.

Following the collapse of bond insurance in 2008, credit spreads widened significantly. We have found that the widening and tightening of credit spreads coincident with rising and falling interest rates tends to be quite random in nature, many times devoid of any fundamental logic.

The combination of the above inefficiencies marks what we refer to as the “unalienable rights of the municipal market”. However, these rights can only be enjoyed by those shareholders who understand the opportunity and the importance of our maintaining a patient and disciplined approach to the investment process which requires that we:

1.	Look for opportunities to generate value rather than chasing returns and buying bonds when prices are high.

Whereas total return focused fund managers may buy 20-year bonds at 3.83% and hope they go to 2.35% (as was the case in 2014), we instead maintain an income focus, looking for other opportunities to generate value such as buying bonds with coupons of approximately 5.00% that are priced close to par (price of 100) because the market is pricing in the fact that they should get called away at their very near-term call date. This approach was a backbone of our strategy during periods of low yields and tight spreads, such as 2012, the early part of 2013, and 2014 through the first quarter of 2015.

2.	Buy bonds – sometimes aggressively – when retail investors are selling.

Credit fears or the transient pain of short-term total return losses inflicted by rising interest rates present opportunistic periods which tend to erupt over a short time horizon and then ripple selectively through the market for months. Examples include the 2008 credit crisis, Meredith Whitney’s ill-fated prediction of “hundreds of billions of dollars of impending high profile municipal defaults” in 2010, and the taper tantrum of 2013. All resulted in many months of opportunities to buy bonds with solid yields. If the market environment is presenting us with what we believe to be outstanding risk adjusted yields, we may aggressively buy bonds. Examples include times when the news media is reporting about pension issues, or defaults, or the Fed raising rates, even as everyone else you know may be selling. In our experience, this is generally the best time to buy.

Looking forward, we stay patient and stick to our discipline, believing that the Fed’s dovish stance and data dependency

GURTIN NATIONAL MUNICIPAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
MARCH 31, 2015

leave the Fed free to react to future economic data with rate hikes. We remain poised to take advantage of the opportunities that we believe will arise from the volatility and outsized market reaction likely to follow the Fed’s eventual decision to raise interest rates, recognizing the potential opportunities to be created by volatility and outsized market reactions – even in the absence of a substantial increase in interest rates. In our opinion, a fit with our contrarian point of view.

Sincerely,

William R. Gurtin

CEO, CIO, Managing Partner

Gurtin Fixed Income Management, LLC

There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including potential loss of principal. Bonds: Investing in the bond market is subject to certain risks including market, interest-rate, issuer, credit and inflation risk; investments may be worth more or less than the original cost when redeemed. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax; a strategy concentrating in a single or limited number of states is subject to greater risk of adverse economic conditions and regulatory changes. The value of most bond funds and fixed income securities are impacted by changes in interest rates. Bonds and bond funds with longer durations tend to be more sensitive and more volatile than securities with shorter durations; bond prices generally fall as interest rates rise. Liquidity Risk: Certain types of municipal securities that a Fund may hold may be less “liquid,” or more difficult to purchase or sell, in a short period of time than other investments. The Fund may experience losses if required to sell such less liquid investments within an unreasonable period of time or at unfavorable prices.

GURTIN NATIONAL MUNICIPAL VALUE FUND
PERFORMANCE CHART AND ANALYSIS
MARCH 31, 2015

The following chart reflects the change in the value of a hypothetical $250,000 investment in Institutional Shares, including reinvested dividends and distributions, in Gurtin National Municipal Value Fund (the “Fund”) compared with the performance of the benchmark, Bank of America Merrill Lynch Municipal Miscellaneous Index 7-12 Years  (“BAML Muni Misc 7-12”) and the Bank of America Merrill Lynch Municipals Blended Index (“BAML Muni Blended”), since inception. The BAML Muni Misc 7-12 was formerly known as the Merrill Lynch Municipals Miscellaneous 7-12 Years Index and measures the performance of municipal securities with a remaining term to final maturity greater than or equal to 7 years and less than 12 years. The BAML Muni Blended is a blend of 75% of The Bank of America Merrill Lynch 7-12 Year US Large Cap Municipal Securities Index, a subset of the Bank of America Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to 7 years and less than 12 years, and 25% of the Bank of America Merrill Lynch 12-22 Year US Large Cap Municipal Securities Index, a subset of the Bank of America Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to 12 years and less than 22 years. The total return of the BAML Muni Misc 7-12 and the BAML Muni Blended includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the BAML Muni Misc 7-12 and the BAML Muni Blended does not include expenses. The Fund is professionally managed while the BAML Muni Misc 7-12 and the BAML Muni Blended are unmanaged and are not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (844) 342-5763. As stated in the Fund’s current prospectus, the annual operating expense ratio (gross) is 1.03%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total operating expenses(excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.60%, through January 28, 2016. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

GURTIN NATIONAL MUNICIPAL VALUE FUND
PERFORMANCE CHART AND ANALYSIS
MARCH 31, 2015

A privately offered fund managed by the Gurtin National Municipal Value Fund’s Adviser and portfolio management team (“Predecessor Fund”) reorganized into the Gurtin National Municipal Value Fund on November 3, 2014. This Predecessor Fund was organized on November 16, 2009 and commenced operations on May 3, 2010. The Predecessor Fund had an investment objective and strategies that were, in all material respects, identical to those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Gurtin National Municipal Value Fund. The Predecessor Fund, however, was not registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance. The Gurtin National Municipal Value Fund’s performance for periods prior to the commencement of operations is that of the Predecessor Fund and is based on calculations that are different from the standardized method of calculations adopted by the SEC. The performance of the Predecessor Fund was calculated net of the Predecessor Fund’s fees and expenses. The performance of the Predecessor Fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations of the Gurtin National Municipal Value Fund. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of the Gurtin National Municipal Value Fund, the performance may have been higher or lower. Past performance is not indicative of future results.

GURTIN NATIONAL MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 94.9%
Arizona - 2.1%
$1,220,000	County of Pinal AZ, Arizona Certificate of Participation	5.00%	12/01/29	$1,222,440
Arkansas - 0.1%
85,000	Arkansas Development Finance Authority, Arkansas Revenue Bond, Series B	5.55	04/01/21	86,726
California - 30.2%
740,000	California Health Facilities Financing Authority, California Revenue Bond	5.00	07/01/26	778,843
240,000	California Health Facilities Financing Authority, California Revenue Bond, Series A	5.00	04/01/25	240,682
285,000	California Health Facilities Financing Authority, California Revenue Bond, Series A	5.00	04/01/25	285,000
25,000	California Health Facilities Financing Authority, California Revenue Bond, Series A	5.00	04/01/25	25,000
500,000	California State Public Works Board, California Revenue Bond, Series B1	5.63	03/01/30	579,885
500,000	California State Public Works Board, California Revenue Bond, Series C	5.40	10/01/22	502,105
2,875,000	California State Public Works Board, California Revenue Bond, Series G	5.00	11/01/37	3,268,616
1,000,000	City of Fairfield CA, California Certificate of Participation, Series A (a)	6.55	04/01/30	535,290

Principal	Security Description	Rate	Maturity	Value

$670,000	County of San Bernardino CA, California Certificate of Participation	5.00%	08/01/28	$671,682
1,075,000	Golden State Tobacco Securitization Corp., California Revenue Bond	5.00	06/01/35	1,082,890
1,450,000	Golden State Tobacco Securitization Corp., California Revenue Bond, Series A	5.00	06/01/29	1,669,950
2,750,000	Golden State Tobacco Securitization Corp., California Revenue Bond, Series A	5.00	06/01/38	2,771,697
50,000	Los Angeles County Public Works Financing Authority, California Revenue Bond, Series A	5.00	12/01/17	51,570
200,000	Los Angeles County Public Works Financing Authority, California Revenue Bond, Series A	5.00	12/01/25	206,092
550,000	Magnolia School District, California General Obligation Bond	5.00	08/01/31	553,273
1,000,000	Modesto Irrigation District Financing Authority, California Revenue Bond (b)	0.76	09/01/27	965,040
1,000,000	Natomas Unified School District, California General Obligation Bond (a)	5.05	08/01/26	564,890
1,000,000	Natomas Unified School District, California General Obligation Bond (a)	5.14	08/01/27	530,870
130,000	State of California, General Obligation Bond, Series 07	5.13	10/01/27	130,538

See Notes to Financial Statements.                                              7

GURTIN NATIONAL MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

Principal	Security Description	Rate	Maturity	Value

$1,500,000	Stockton East Water District, California Certificate of Participation, Series B (a)	5.96-5.97%	04/01/20	$1,118,340
2,200,000	Stockton East Water District, California Certificate of Participation, Series B (a)	6.09	04/01/26	1,136,762
250,000	Victor Valley Community College District, California General Obligation Bond, Series A	5.38	08/01/29	288,353
				17,957,368
Florida - 6.0%
675,000	South Florida Water Management District, Florida Certificate of Participation	5.00	10/01/36	713,536
2,675,000	South Miami Health Facilities Authority, Florida Revenue Bond	5.00	08/15/32	2,851,603
				3,565,139
Illinois - 7.0%
500,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/27	563,885
525,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.50	01/01/33	602,243
850,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/33	934,431
525,000	Illinois Finance Authority, Illinois Revenue Bond, Series D	6.25	11/01/28	621,290
500,000	Township of Campton IL, Illinois General Obligation Bond	4.90	12/15/19	501,875

Principal	Security Description	Rate	Maturity	Value

$825,000	Will Grundy Etc Counties Community College District No. 525, Illinois General Obligation Bond, Series B	5.25%	06/01/36	$960,226
				4,183,950
Kansas - 3.0%
1,745,000	Kansas Development Finance Authority, Kansas Revenue Bond	5.00	10/01/16	1,786,723

Maryland - 1.1%
625,000	Montgomery County Housing Opportunites Commission, Maryland Revenue Bond, Series C	5.00	07/01/31	675,800
Massachusetts - 2.0%
1,130,000	Massachusetts Housing Finance Agency, Massachusetts Revenue Bond, Series C	5.00	12/01/30	1,181,675
Michigan - 9.9%
500,000	Michigan State Building Authority, Michigan Revenue Bond	5.00	10/15/25	512,390
535,000	Michigan State Building Authority, Michigan Revenue Bond	5.00	10/15/28	546,465
2,375,000	Michigan State Building Authority, Michigan Revenue Bond	5.00	10/15/33	2,434,517
550,000	Michigan State Building Authority, Michigan Revenue Bond, Series A	5.20	10/15/31	642,417
1,760,000	Michigan State Housing Development Authority, Michigan Revenue Bond, Series A	5.15	10/01/29	1,771,387
				5,907,176

See Notes to Financial Statements.                               8

GURTIN NATIONAL MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

Principal	Security Description	Rate	Maturity	Value

Missouri - 0.5%
$265,000	St Louis Municipal Finance Corp., Missouri Revenue Bond	5.00%	02/15/23	$273,872
Nevada - 6.5%
1,150,000	County of Clark, Nevada General Obligation Bond	4.75	11/01/30	1,205,695
2,375,000	County of Clark, Nevada General Obligation Bond	4.75	11/01/35	2,490,021
145,000	Nevada Housing Division, Nevada Revenue Bond, Series A	5.85	10/01/20	145,835
				3,841,551
New York - 8.1%
1,025,000	New York City Water & Sewer System, New York Revenue Bond	5.00	06/15/30	1,035,127
175,000	New York City Water & Sewer System, New York Revenue Bond	5.00	06/15/30	176,722
535,000	New York City Water & Sewer System, New York Revenue Bond	5.00	06/15/38	540,275
265,000	New York City Water & Sewer System, New York Revenue Bond	5.00	06/15/38	267,608
50,000	New York State Dormitory Authority, New York Revenue Bond, Series D	5.75	02/15/19	50,168
1,050,000	New York State Thruway Authority, New York Revenue Bond, Series G	5.00	01/01/32	1,062,642
1,410,000	Schenectady Metroplex Development Authority, New York Revenue Bond, Series A	5.50	08/01/33	1,672,711
				4,805,253
Ohio - 7.8%
2,950,000	American Municipal Power, Inc., Ohio Revenue Bond, Series B	5.00	02/15/37	3,292,495

Principal	Security Description	Rate	Maturity	Value

$450,000	County of Franklin OH, Ohio Revenue Bond, Series C	5.00%	05/01/35	$451,804
825,000	Gallia County Local School District, Ohio General Obligation Bond	5.00	12/01/30	870,169
				4,614,468
Oregon - 0.1%
65,000	State of Oregon Housing & Community Services Department, Oregon Revenue Bond, Series B	5.05	07/01/26	67,556
Texas - 3.2%
1,865,000	Lower Colorado River Authority, Texas Revenue Bond	5.00	05/15/15	1,876,115
Washington - 6.4%
1,715,000	Central Puget Sound Regional Transit Authority, Washington Revenue Bond	4.75	02/01/28	1,732,596
1,750,000	Port of Seattle WA, Washington Revenue Bond, Series A	5.00	03/01/35	1,755,915
250,000	State of Washington, Washington Certificate of Participation, Series D	5.45	07/01/28	282,843
				3,771,354
Wisconsin - 0.9%
500,000	Central Brown County Water Authority, Wisconsin Revenue Bond	5.00	12/01/30	515,925
Total Municipal Bonds (Cost $53,974,670)				56,333,091

Shares	Security Description	Value

Money Market Fund - 3.5%
2,083,885	Fidelity Government Money Market Fund, 0.01% (b) (Cost $2,083,885)	2,083,885
Total Investments - 98.4% (Cost $56,058,555)*		$58,416,976
Other Assets & Liabilities, Net – 1.6%		954,107
Net Assets – 100.0%		$59,371,083

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Variable rate security. Rate presented is as of March 31, 2015.

See Notes to Financial Statements.                            9

GURTIN NATIONAL MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,372,471
Gross Unrealized Depreciation	(14,050)
Net Unrealized Appreciation	$2,358,421

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	58,416,976
Level 3 - Significant Unobservable Inputs	-
Total	$58,416,976

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

AFA
PORTFOLIO HOLDINGS
% of Total Investments
Municipal Bonds	96.4%
Money Market Funds	3.6%
100.0%
See Notes to Financial Statements.                                        10

GURTIN NATIONAL MUNICIPAL VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2015

	ASSETS
	Total investments, at value (Cost $56,058,555)	$58,416,976
	Receivables:
	Fund shares sold	205,050
	Dividends and interest	770,706
	Prepaid expenses	4,336
	Deferred offering costs	41,391
	Total Assets	59,438,459

	LIABILITIES
	Payables:
	Fund shares redeemed	8,297
	Distributions payable	16,938
	Accrued Liabilities:
Adviser	Investment adviser fees	10,916
	Fund services fees	7,054
	Other expenses	24,171
	Total Liabilities	67,376

	NET ASSETS	$59,371,083

	COMPONENTS OF NET ASSETS
	Paid-in capital	$57,032,596
	Undistributed net investment income	4
	Accumulated net realized loss	(19,938)
	Net unrealized appreciation	2,358,421
	NET ASSETS	$59,371,083
	SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	5,907,720
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.05

See Notes to Financial Statements.                               11

GURTIN NATIONAL MUNICIPAL VALUE FUND
STATEMENT OF OPERATIONS
PERIOD ENDED MARCH 31, 2015*

INVESTMENT INCOME
Dividend income	$114
Interest income	652,611
Total Investment Income	652,725

EXPENSES
Investment adviser fees	95,008
Fund services fees	42,310
Custodian fees	2,220
Registration fees	3,881
Professional fees	14,135
Trustees' fees and expenses	3,436
Offering costs	26,471
Miscellaneous expenses	19,301
Total Expenses	206,762
Fees waived and expenses reimbursed	(80,083)
Net Expenses	126,679

NET INVESTMENT INCOME	526,046

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments	(19,938)
Net change in unrealized appreciation (depreciation) on investments	2,358,421
NET REALIZED AND UNREALIZED GAIN	2,338,483
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,864,529

* Commencement of operations was November 3, 2014.

See Notes to Financial Statements.                         12

GURTIN NATIONAL MUNICIPAL VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

November 3, 2014* through March 31, 2015
OPERATIONS
Net investment income	$526,046
Net realized loss	(19,938)
Net change in unrealized appreciation (depreciation)	2,358,421
Increase in Net Assets Resulting from Operations	2,864,529

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(526,042)

CAPITAL SHARE TRANSACTIONS
Sale of shares (Note 1)	58,523,981
Reinvestment of distributions	448,396
Redemption of shares	(1,939,781)
Increase in Net Assets from Capital Share Transactions	57,032,596
Increase in Net Assets	59,371,083

NET ASSETS
Beginning of Period	-
End of Period (Including line (a))	$59,371,083

SHARE TRANSACTIONS
Sale of shares (Note 1)	6,056,673
Reinvestment of distributions	44,617
Redemption of shares	(193,570)
Increase in Shares	5,907,720

(a) Undistributed net investment income	$4
* Commencement of operations.

See Notes to Financial Statements.                               13

GURTIN NATIONAL MUNICIPAL VALUE FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
INSTITUTIONAL CLASS	November 3, 2014 (a) through March 31, 2015
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.10
Net realized and unrealized gain (loss)	0.05
Total from Investment Operations	0.15
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.10)
NET ASSET VALUE, End of Period	$10.05
TOTAL RETURN	1.62%	(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$59,371
Ratios to Average Net Assets:
Net investment income	2.54%	(d)
Net expenses	0.60%	(d)
Gross expenses (e)	0.98%	(d)
PORTFOLIO TURNOVER RATE	3%	(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.                                              14

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
MARCH 31, 2015

Dear Shareholders:

The Gurtin Value Funds continue to maintain a high credit quality discipline and focus on maximizing long-term income while preserving capital. We believe our ability to help maximize risk adjusted long-term income lies in our ability to be nimble, contrarian investors staying true to our aforementioned discipline while taking advantage of opportunities created by the following inefficiencies in the municipal market:

1.	The tax-free nature of municipal bonds which has resulted in a predominantly retail buyer base.

The retail buyer is generally less sophisticated about credit quality as well as the difference between total return and sustainable income. For this reason, individuals tend to chase return and buy when prices are high and rising (positive rear view mirror total returns), and sell when prices are low and declining (negative rear view mirror total returns).

2.
The lack of liquidity in the municipal market since the onset of the credit crisis which has resulted in municipal yields being driven higher and spreads wider as Treasury yields rise, and yields lower and spreads tighter as Treasury yields fall.

While the mutual fund complex has nearly doubled in size since the onset of the credit crisis, banks have had to significantly reduce their ongoing inventory of municipal bond holdings due to increased capital requirements instituted by Dodd Frank legislation. This has resulted in a nearly 50% reduction in daily municipal secondary trading since 2008.

3.	The lack of fundamental research in the high grade municipal market and the reliance on ratings agencies as the ultimate arbiters of credit.

Following the collapse of bond insurance in 2008, credit spreads widened significantly. We have found that the widening and tightening of credit spreads coincident with rising and falling interest rates tends to be quite random in nature, many times devoid of any fundamental logic.

The combination of the above inefficiencies marks what we refer to as the “unalienable rights of the municipal market”. However, these rights can only be enjoyed by those shareholders who understand the opportunity and the importance of our maintaining a patient and disciplined approach to the investment process which requires that we:

1.	Look for opportunities to generate value rather than chasing returns and buying bonds when prices are high.

Whereas total return focused fund managers may buy 20-year bonds at 3.83% and hope they go to 2.35% (as was the case in 2014), we instead maintain an income focus, looking for other opportunities to generate value such as buying bonds with coupons of approximately 5.00% that are priced close to par (price of 100) because the market is pricing in the fact that they should get called away at their very near-term call date. This approach was a backbone of our strategy during periods of low yields and tight spreads, such as 2012, the early part of 2013, and 2014 through the first quarter of 2015.

2.	Buy bonds – sometimes aggressively – when retail investors are selling.

Credit fears or the transient pain of short-term total return losses inflicted by rising interest rates present opportunistic periods which tend to erupt over a short time horizon and then ripple selectively through the market for months. Examples include the 2008 credit crisis, Meredith Whitney’s ill-fated prediction of “hundreds of billions of dollars of impending high profile municipal defaults” in 2010, and the taper tantrum of 2013. All resulted in many months of opportunities to buy bonds with solid yields. If the market environment is presenting us with what we believe to be outstanding risk adjusted yields, we may aggressively buy bonds. Examples include times when the news media is reporting about pension issues, or defaults, or the Fed raising rates, even as everyone else you know may be selling. In our experience, this is generally the best time to buy.

Looking forward, we stay patient and stick to our discipline, believing that the Fed’s dovish stance and data dependency

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
MARCH 31, 2015

leave the Fed free to react to future economic data with rate hikes. We remain poised to take advantage of the opportunities that we believe will arise from the volatility and outsized market reaction likely to follow the Fed’s eventual decision to raise interest rates, recognizing the potential opportunities to be created by volatility and outsized market reactions – even in the absence of a substantial increase in interest rates. In our opinion, a fit with our contrarian point of view.

Sincerely,

William R. Gurtin

CEO, CIO, Managing Partner

Gurtin Fixed Income Management, LLC

There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including potential loss of principal. Bonds: Investing in the bond market is subject to certain risks including market, interest-rate, issuer, credit and inflation risk; investments may be worth more or less than the original cost when redeemed. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax; a strategy concentrating in a single or limited number of states is subject to greater risk of adverse economic conditions and regulatory changes. The value of most bond funds and fixed income securities are impacted by changes in interest rates. Bonds and bond funds with longer durations tend to be more sensitive and more volatile than securities with shorter durations; bond prices generally fall as interest rates rise. Liquidity Risk: Certain types of municipal securities that a Fund may hold may be less “liquid,” or more difficult to purchase or sell, in a short period of time than other investments. The Fund may experience losses if required to sell such less liquid investments within an unreasonable period of time or at unfavorable prices.

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
PERFORMANCE CHART AND ANALYSIS
MARCH 31, 2015

The following chart reflects the change in the value of a hypothetical $250,000 investment in Institutional Shares, including reinvested dividends and distributions, in Gurtin California Municipal Value Fund (the “Fund”) compared with the performance of the benchmark, Bank of America Merrill Lynch Municipals Miscellaneous Index 7-12 Years  (“BAML Muni Misc 7-12”) and the Bank of America Merrill Lynch Municipal Blended Index (“BAML Muni Blended”), since inception. The BAML Muni Misc 7-12 was formerly known as the Merrill Lynch Municipals Miscellaneous 7-12 Years Index and measures the performance of municipal securities with a remaining term to final maturity greater than or equal to 7 years and less than 12 years. The BAML Muni Blended is a blend of 75% of The Bank of America Merrill Lynch 7-12 Year US Large Cap Municipal Securities Index, a subset of the Bank of America Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to 7 years and less than 12 years, and 25% of the Bank of America Merrill Lynch 12-22 Year US Large Cap Municipal Securities Index, a subset of the Bank of America Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to 12 years and less than 22 years. The total return of the BAML Muni Misc 7-12 and the BAML Muni Blended includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the BAML Muni Misc 7-12 and the BAML Muni Blended does not include expenses. The Fund is professionally managed while the BAML Muni Misc 7-12 and the BAML Muni Blended are unmanaged and are not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (844) 342-5763. As stated in the Fund’s current prospectus, the annual operating expense ratio (gross) is 0.87%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.60%, through January 28, 2016. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
PERFORMANCE CHART AND ANALYSIS
MARCH 31, 2015

A privately offered fund managed by the Gurtin California Municipal Value Fund’s Adviser and portfolio management team (“Predecessor Fund”) reorganized into the Gurtin California Municipal Value Fund on November 3, 2014. This Predecessor Fund was organized on November 16, 2009 and commenced operations on May 3, 2010. The Predecessor Fund had an investment objective and strategies that were, in all material respects, identical to those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Gurtin California Municipal Value Fund. The Predecessor Fund, however, was not registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance. The Gurtin California Municipal Value Fund’s performance for periods prior to the commencement of operations is that of the Predecessor Fund and is based on calculations that are different from the standardized method of calculations adopted by the SEC. The performance of the Predecessor Fund was calculated net of the Predecessor Fund’s fees and expenses. The performance of the Predecessor Fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations of the Gurtin California Municipal Value Fund. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of the Gurtin California Municipal Value Fund, the performance may have been higher or lower. Past performance is not indicative of future results.

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 90.0%
California - 81.5%
$1,000,000	Abag Finance Authority for Nonprofit Corps, California Revenue Bond	5.00%	01/01/33	$1,117,300
1,160,000	Alameda Public Financing Authority, California Revenue Bond, Series A	5.25	07/01/29	1,336,668
165,000	Anaheim Public Financing Authority, California Revenue Bond	5.00	10/01/21	167,688
290,000	Bret Harte Union High School District, California Certificate of Participation	4.25	09/01/20	302,203
1,000,000	California Health Facilities Financing Authority, California Revenue Bond	5.00	11/01/33	1,005,320
1,675,000	California Health Facilities Financing Authority, California Revenue Bond	5.00	07/01/36	1,732,452
700,000	California Infrastructure & Economic Development Bank, California Revenue Bond	5.00	08/15/23	786,352
500,000	California Infrastructure & Economic Development Bank, California Revenue Bond	5.75	08/15/29	586,150
310,000	California State Public Works Board, California Revenue Bond, Series A	5.00	12/01/23	311,184
500,000	California State Public Works Board, California Revenue Bond, Series B	6.00	04/01/27	593,425
500,000	California State Public Works Board, California Revenue Bond, Series B1	5.40	03/01/26	584,345

Principal	Security Description	Rate	Maturity	Value

$500,000	California State Public Works Board, California Revenue Bond, Series G	5.00%	11/01/31	$525,740
4,100,000	California State Public Works Board, California Revenue Bond, Series G	5.00	11/01/37	4,661,331
1,000,000	California State Public Works Board, California Revenue Bond, Series G1	5.75	10/01/30	1,188,830
600,000	California State Public Works Board, California Revenue Bond, Series I-1	6.13	11/01/29	733,086
2,000,000	California Statewide Communities Development Authority, California Revenue Bond	5.40	07/01/31	2,051,520
1,000,000	Centinela Valley Union High School District, California General Obligation Bond, Series B	5.75	08/01/30	1,219,530
1,910,000	Centinela Valley Union High School District, California General Obligation Bond, Series B	5.75	08/01/33	2,311,902
1,000,000	Chino Valley Unified School District, California General Obligation Bond (a)	5.85	08/01/26	591,340
2,000,000	City of Fairfield CA, California Certificate of Participation, Series A (a)	6.55	04/01/30	1,070,580
1,000,000	City of Fresno CA Water System, California Revenue Bond, Series A	5.25	06/01/18	1,004,220

See Notes to Financial Statements.                                                 19

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

Principal	Security Description	Rate	Maturity	Value

$2,575,000	Coachella Valley Unified School District, California General Obligation Bond, Series D	5.00%	08/01/37	$2,870,378
250,000	Corona Public Financing Authority, California Revenue Bond	5.00	09/01/21	259,553
1,400,000	County of San Bernardino CA, California Certificate of Participation	5.00	08/01/28	1,403,514
1,275,000	County of San Bernardino CA, California Certificate of Participation	4.75	08/01/28	1,279,424
2,835,000	Dublin Unified School District, California General Obligation Bond, Series D (a)	5.73	08/01/34	964,750
4,465,000	East Bay Municipal Utility District Water System, California Revenue Bond, Series A	5.00	06/01/35	4,500,899
1,800,000	Golden State Tobacco Securitization Corp., California Revenue Bond	5.00	06/01/35	1,813,212
7,245,000	Golden State Tobacco Securitization Corp., California Revenue Bond	5.00	06/01/35	7,302,743
125,000	Golden State Tobacco Securitization Corp., California Revenue Bond, Series A	4.60	06/01/23	136,018
4,000,000	Golden State Tobacco Securitization Corp., California Revenue Bond, Series A	5.00	06/01/38	4,031,560
1,000,000	Los Angeles Community Redevelopment Agency, California Revenue Bond	5.00	09/01/37	1,009,050

Principal	Security Description	Rate	Maturity	Value

$230,000	Los Angeles County Public Works Financing Authority, California Revenue Bond	5.00%	06/01/21	$230,904
655,000	Los Angeles County Public Works Financing Authority, California Revenue Bond, Series A	5.00	12/01/26	674,506
1,150,000	Los Angeles County Schools Regionalized Business Services Corp., California Certificate of Participation, Series B	4.75	06/01/27	1,184,304
2,600,000	Los Angeles Department of Water & Power, California Revenue Bond	5.00	07/01/31	2,631,226
1,000,000	Los Angeles Department of Water & Power, California Revenue Bond	5.00	07/01/35	1,012,010
2,000,000	Los Angeles Municipal Improvement Corp., California Revenue Bond	5.00	08/01/23	2,007,760
550,000	Magnolia School District, California General Obligation Bond	5.00	08/01/31	553,273
3,185,000	Modesto Irrigation District Financing Authority, California Revenue Bond (b)	0.76	09/01/27	3,073,652
1,500,000	New Haven Unified School District, California General Obligation Bond, Series A (a)	5.05	08/01/24	941,265
1,785,000	New Haven Unified School District, California General Obligation Bond, Series A (a)	5.20	08/01/27	945,818

See Notes to Financial Statements.                               20

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

Principal	Security Description	Rate	Maturity	Value

$1,540,000	Oakland Unified School District/Alameda County, California General Obligation	5.00%	08/01/26	$1,545,744
2,650,000	Oakland Unified School District/Alameda County, California General Obligation	6.63	08/01/38	3,268,881
770,000	Oxnard School District, California General Obligation Bond, Series A	5.75	08/01/30	955,462
400,000	Placentia-Yorba Linda Unified School District, California Certificate of Participation	5.00	10/01/30	404,820
2,500,000	Port of Oakland, California Revenue Bond	5.00	05/01/33	2,788,150
3,225,000	Sacramento City Unified School District, California Revenue Bond	5.00	07/01/30	3,263,732
2,000,000	San Bernardino Community College District, California General Obligation Bond	5.00	08/01/31	2,114,900
275,000	San Bernardino Municipal Water Department, California Certificate of Participation	5.00	02/01/17	275,767
1,000,000	San Diego Public Facilities Financing Authority, California Revenue Bond, Series A	5.25	04/15/29	1,170,140
3,700,000	San Francisco Bay Area Rapid Transit District, California Revenue Bond	5.00	07/01/34	3,743,290
125,000	San Jose Evergreen Community College District, California General Obligation Bond, Series A (a)	5.65	09/01/28	62,350
525,000	San Jose Evergreen Community College District, California General Obligation Bond, Series A (a)	5.65	09/01/28	264,637

Principal	Security Description	Rate	Maturity	Value

$1,000,000	San Mateo Union High School District, California General Obligation Bond, Series A (a)	6.01%	09/01/25	$654,070
1,000,000	Santa Clara County Board of Education, California Certificate of Participation	5.00	04/01/25	1,001,080
2,575,000	Santa Monica Public Financing Authority, California Revenue Bond	5.00	07/01/33	2,585,429
500,000	Saugus/Hart School Facilities Financing Authority, California Revenue Bond, Series B	5.13	09/01/26	509,580
240,000	Saugus/Hart School Facilities Financing Authority, California Revenue Bond, Series B	5.25	09/01/27	243,574
2,355,000	Sierra View Local Health Care District, California Revenue Bond	5.25	07/01/37	2,482,500
3,500,000	State of California Department of Water Resources Power Supply, California Revenue Bond	5.00	05/01/15	3,514,385
5,000	State of California, General Obligation Bond	5.00	10/01/28	5,020
3,075,000	State of California, General Obligation Bond	4.55	08/01/30	3,116,082
135,000	State of California, General Obligation Bond, Series 2007	5.13	10/01/27	135,559
85,000	State of California, General Obligation Bond, Series 2007	5.75	05/01/30	85,383
3,300,000	Stockton East Water District, California Certificate of Participation, Series B (a)	5.96-6.00	04/01/21	2,315,445

See Notes to Financial Statements.                               21

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

Principal	Security Description	Rate	Maturity	Value

$2,000,000	Stockton East Water District, California Certificate of Participation, Series B (a)	6.08%	04/01/25	$1,098,580
775,000	Stockton Unified School District, California General Obligation Bond	5.00	07/01/27	893,560
3,990,000	Stockton Unified School District, California General Obligation Bond	4.55	09/01/30	4,052,164
1,600,000	Tulare County Board of Education, California Certificate of Participation	5.38	05/01/33	1,801,184
250,000	Victor Valley Community College District, California General Obligation Bond, Series A	5.38	08/01/29	288,353
				107,346,806
District of Columbia - 0.9%
1,205,000	District of Columbia, District of Columbia Revenue Bond, Series A	5.00	04/01/43	1,205,000

Florida - 3.9%
5,000,000	State of Florida, Florida General Obligation Bond	5.00	06/01/17	5,090,250

New York - 1.9%
2,500,000	New York City Water & Sewer System, New York Revenue Bond	5.00	06/15/39	2,524,775
Pennsylvania - 1.1%
1,440,000	Pennsylvania Higher Educational Facilities Authority, Pennsylvania Revenue Bond, Series A	5.00	08/15/17	1,465,286

South Carolina - 0.7%
1,000,000	Aiken County Consolidated School District, South Carolina General Obligation Bond	4.00	04/01/15	1,000,000
Total Municipal Bonds (Cost $113,917,017)				118,632,117

Principal	Security Description	Rate	Maturity	Value

Municipal Demand Note - 1.1%
California - 1.1%
$1,600,000	Modesto Irrigation District Financing Authority, California Revenue Bond (b) (Cost $1,456,000)	4.00%	09/01/37	$1,434,912

Shares	Security Description	Value

Money Market Fund - 11.4%
14,957,728	Fidelity Government Money Market Fund, 0.01% (b) (Cost $14,957,728)	14,957,728
Total Investments - 102.5% (Cost $130,330,745)*		$135,024,757
Other Assets & Liabilities, Net – (2.5)%		(3,266,299)
Net Assets – 100.0%		$131,758,458

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Variable rate security. Rate presented is as of March 31, 2015.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,831,166
Gross Unrealized Depreciation	(137,154)
Net Unrealized Appreciation	$4,694,012

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	135,024,757
Level 3 - Significant Unobservable Inputs	-
Total	$135,024,757

The Level 2 value displayed in this table includes Municipal Bonds, a Municipal Demand Note and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond and Municipal Demand Note security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

AFA
PORTFOLIO HOLDINGS
% of Total Investments
Municipal Bonds	87.8%
Municipal Demand Note	1.1%
Money Market Fund	11.1%
100.0%

See Notes to Financial Statements.                         22

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2015

	ASSETS
	Total investments, at value (Cost $130,330,745)	$135,024,757
	Receivables:
	Fund shares sold	5,797,365
	Dividends and interest	1,338,468
	Prepaid expenses	813
	Deferred offering costs	37,715
	Total Assets	142,199,118

	LIABILITIES
	Payables:
	Investment securities purchased	10,316,144
	Fund shares redeemed	30,729
	Distributions payable	15,203
	Accrued Liabilities:
Adviser	Investment adviser fees	37,434
	Trustees’ fees and expenses	25
	Fund services fees	9,592
	Other expenses	31,533
	Total Liabilities	10,440,660

	NET ASSETS	$131,758,458

	COMPONENTS OF NET ASSETS
	Paid-in capital	$127,070,159
	Undistributed net investment income	5
	Accumulated net realized loss	(5,718)
	Net unrealized appreciation	4,694,012
	NET ASSETS	$131,758,458
	SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	13,127,613
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.04

See Notes to Financial Statements.                   23

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
STATEMENT OF OPERATIONS
PERIOD ENDED MARCH 31, 2015*

INVESTMENT INCOME
Dividend income	$377
Interest income	1,153,914
Total Investment Income	1,154,291

EXPENSES
Investment adviser fees	176,465
Fund services fees	59,566
Custodian fees	3,922
Registration fees	6,191
Professional fees	15,940
Trustees' fees and expenses	5,570
Offering costs	23,232
Miscellaneous expenses	26,398
Total Expenses	317,284
Fees waived and expenses reimbursed	(81,995)
Net Expenses	235,289

NET INVESTMENT INCOME	919,002

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments	(5,718)
Net change in unrealized appreciation (depreciation) on investments	4,694,012
NET REALIZED AND UNREALIZED GAIN	4,688,294
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,607,296

* Commencement of operations was November 3, 2014.

See Notes to Financial Statements.                         24

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

November 3, 2014* through March 31, 2015
OPERATIONS
Net investment income	$919,002
Net realized loss	(5,718)
Net change in unrealized appreciation (depreciation)	4,694,012
Increase in Net Assets Resulting from Operations	5,607,296

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(918,997)

CAPITAL SHARE TRANSACTIONS
Sale of shares (Note 1)	126,744,857
Reinvestment of distributions	809,690
Redemption of shares	(484,388)
Increase in Net Assets from Capital Share Transactions	127,070,159
Increase in Net Assets	131,758,458

NET ASSETS
Beginning of Period	-
End of Period (Including line (a))	$131,758,458

SHARE TRANSACTIONS
Sale of shares (Note 1)	13,095,241
Reinvestment of distributions	80,643
Redemption of shares	(48,271)
Increase in Shares	13,127,613

(a) Undistributed net investment income	$5
* Commencement of operations.

See Notes to Financial Statements.                            25

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.

INSTITUTIONAL CLASS	November 3, 2014 (a) through March 31, 2015
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.10
Net realized and unrealized gain (loss)	0.04
Total from Investment Operations	0.14
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.10)
NET ASSET VALUE, End of Period	$10.04
TOTAL RETURN	1.46	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$131,758
Ratios to Average Net Assets:
Net investment income	2.39	%(d)
Net expenses	0.60	%(d)
Gross expenses (e)	0.81	%(d)
PORTFOLIO TURNOVER RATE	17	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.                               26

GURTIN VALUE FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2015

Note 1. Organization

Gurtin National Municipal Value Fund and Gurtin California Municipal Value Fund (individually, a “Fund” and, collectively the “Funds”) are non-diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Each Fund currently offers two class of shares: Institutional Shares and Investor Shares.  As of March 31, 2015, Investor Shares had not commenced operations. The Gurtin National Municipal Value Fund’s investment objective is to provide current income exempt from regular federal income tax while seeking to preserve capital and liquidity.  The Gurtin California Municipal Value Fund’s investment objective is to provide current income exempt from regular federal income tax and California state personal income taxes while seeking to preserve capital and liquidity. Each Fund  commenced operations on November 3, 2014, after they acquired the net assets of privately offered funds managed by the Funds’ adviser and portfolio management team (each a “Predecessor Fund” and collectively the “Predecessor Funds”).  The Predecessor Funds of each Fund commenced operations on May 3, 2010.

On November 3, 2014, the Predecessor Funds reorganized into each Fund.  The reorganization of net assets and unrealized gain from this tax-free transaction was as follows:

Fund	Date of Contribution	Net Assets	Shares Issued	Unrealized Gain on Investments Received from Reorganization
Gurtin National Municipal Value Fund	November 3, 2014	$46,288,768	4,628,877	$2,085,304

Gurtin California Municipal Value Fund	November 3, 2014	83,099,170	8,309,917	4,405,323

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or evaluated bid pricing. Shares of open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in 60 days or less may be valued at amortized cost.

Each Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in

GURTIN VALUE FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2015

which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Each Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of March 31, 2015, for each Fund’s investments is included at the end of each Fund’s schedule of investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Distributions to Shareholders – Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.

Federal Taxes – Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of March 31, 2015, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Offering Costs – Offering costs of $67,862 and $60,947 for the Gurtin National Municipal Value Fund and Gurtin California Municipal Value Fund, respectively, consist of fees related to the certain startup legal costs, initial registration filings, and printing and mailing of the initial prospectus. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Funds.

Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements

GURTIN VALUE FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2015

is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – Gurtin Fixed Income Management, LLC (the “Adviser”) is the investment adviser to each Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from each Fund at an annual rate of 0.45% of each Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds have adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Funds pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to each Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, each Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual retainer fee of $5,000 for service to the Trust ($20,000 for the Chairman). Effective January 1, 2015, each Independent Trustee’s annual retainer fee is $16,000 ($21,000 for the Chairman). The Independent Trustees and Chairman may receive additional fees for special Board meetings. Each Independent Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.

Note 4. Expense Reimbursement and Fees Waived

The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses to limit total annual operating expenses (excluding all taxes, inerest, portfolio transaction expenses, acquired fund fees and expenses, proxy expense and extraordinary expenses) to 0.60% and 0.85% of average daily net assets through January 28, 2016, of each Fund’s Institutional Shares and Investor Shares, respectively. Other fund service providers have voluntarily agreed to waive a portion of their fees.  Voluntary fee waivers may be reduced or eliminated at any time. For the period ended March 31, 2015, fees waived were as follows:

	Investment Adviser Fees Waived	Other Waivers	Total Fees Waived
Gurtin National Municipal Value Fund	$73,136	$6,947	$80,083
Gurtin California Municipal Value Fund	67,746	14,249	81,995

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended March 31, 2015, were as follows:

	Purchases	Sales
Gurtin National Municipal Value Fund	$10,224,521	$1,438,490
Gurtin California Municipal Value Fund	51,920,390	15,649,218

GURTIN VALUE FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2015

Note 6. Federal Income Tax

As of March 31, 2015, distributable earnings (accumulated loss) on a tax basis were as follows:

	Other Temporary Differences	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Capital and Other Losses	Unrealized Appreciation	Total
Gurtin National Municipal Value Fund	$(16,938)	$14,086	$2,856	$(19,938)	$2,358,421	$2,338,487
Gurtin California Municipal Value Fund	(15,203)	12,667	2,541	(5,718)	4,694,012	4,688,299

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to end of period distributions payable in each Fund.

Gurtin National Municipal Value Fund and Gurtin California Municipal Value Fund have $265 and $48 respectively, of available short-term capital loss carryforwards and $19,673 and $5,670, respectively of available long-term capital loss carryforwards that have no expiration date.

Note 7. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and each Fund has had no such events.

GURTIN VALUE FUNDS
ADDITIONAL INFORMATION
MARCH 31, 2015

Investment Advisory Agreement Approval

The investment advisory agreement between the investment adviser and the Trust, must be approved for initial terms no greater than two years, and must be renewed at least annually thereafter by the vote of the Trustees, including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto (the “Independent Trustees”).

On June 12, 2014, the Board met in person, joined by representatives of the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to consider information related to the approval of the investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser for the performance of investment advisory services to the Funds. A description of the Board’s conclusions in approving the agreements follows.

In preparation for its June meeting of the Board of Trustees of the Trust (“June Meeting”), the Trustees were presented with a wide range of information to assist in their deliberations. Those materials included information from Lipper Inc. (“Lipper”), a leading independent source of data about the mutual fund industry, which compares the Funds’ total contractual investment advisory fees and total expenses with an appropriate group of peer funds that were selected by Lipper. That information included comparisons of the fees and expenses of each Gurtin Fund with the peer group both before and after waivers. Those materials also included a copy of the proposed investment advisory agreement other information regarding the fee arrangement. The Board considered future potential economies of scale resulting from potential future increases in the size of the Funds and the extent to which it could later be appropriate for some portion of the benefit of these economies of scale to be shared with the Funds’ shareholders. The Trustees also received a memorandum from Independent Legal Counsel concerning their responsibilities with respect to the approval of the investment advisory agreement, and met in executive session with Independent Legal Counsel while deliberating.

The Board also reviewed information that was provided by the Adviser concerning the following:

•	The terms of the proposed investment advisory agreement, including the fees payable under the agreement, and the commitment of the Adviser to provide expense caps and fee waivers for the Funds;
•	The manner in which the Funds’ shares would be distributed and the presence of a distribution fee that could be paid by the Funds;
•	The nature and extent of the services to be provided by the Adviser, including information about the investment objective, policies and strategies applicable to the Funds;
•	The personnel of the Adviser, including educational background, experience in the investment management industry, and the ability of the Adviser to retain qualified personnel;
•	The proposed compliance program of the Adviser;
•	The financial condition and stability of the Adviser;
•	The potential for the Adviser to derive benefits that are ancillary to serving as an investment adviser to the Funds;
•	The investment performance of the Adviser with respect to its similarly managed accounts, and the investing philosophy of the Adviser;
•	The profitability of the Adviser from the advisory fee to be paid by each of the Funds.

At the June Meeting, the Trustees reviewed, evaluated, and discussed among themselves and with the Adviser and Independent Legal Counsel, among other things, the information referenced above. The Trustees also considered the overall reputation, capabilities, and commitment of the Adviser to provide high-quality service to the Funds. After discussion and consideration amongst themselves, and with the Adviser and Independent Legal Counsel, the Independent Trustees concluded that the nature and extent of the investment advisory services to be provided by the Adviser to the Funds would be appropriate and consistent with the terms of the investment advisory agreement, including the amount of fees to be paid under the advisory agreement. At the June Meeting, the Board unanimously approved the investment advisory agreement. The Independent Trustees agreed that no single factor was determinative of their decision to approve the investment advisory agreement.

Proxy Voting Information

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held

GURTIN VALUE FUNDS
ADDITIONAL INFORMATION
MARCH 31, 2015

in each Fund’s portfolio is available, without charge and upon request, by calling (844) 342-5763 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. Each Fund’s proxy voting record for the period from the Fund’s commencement of operations to June 30 will be available, without charge and upon request, by calling (844) 342-5763 and no later than August 31 of this year on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 3, 2014 (commencment of operations), through March 31, 2015.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value November 3, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period *	Annualized Expense Ratio *
Gurtin National Municipal Value Fund
Actual	$1,000.00	$1,016.20	$2.50	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$2.50	0.60%
Gurtin California Municipal Value Fund
Actual	$1,000.00	$1,014.60	$2.50	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$2.50	0.60%

*
Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period (except that the average account values reflect the Fund’s actual return information for the 151-day period between November 3, 2014, the commencement date of Fund operations, through March 31, 2015).

FOR MORE INFORMATION

Investment Adviser
Gurtin Fixed Income Management, LLC
440 Stevens Avenue, Suite 260
Solana Beach, CA  92075
www.gurtin.com

Transfer Agent
Atlantic Fund Services, LLC
P.O. Box 588
Portland, ME  04112
www.atlanticfundservices.com

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME  04101
www.foreside.com

Gurtin National Municipal Value Fund
Gurtin California Municipal Value Fund
P.O. Box 588
Portland, ME  04112
(844) 342-5763

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

223-SAR-0315

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	5/11/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	5/11/15

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	5/11/15